Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-derivative instruments
Cash and cash equivalents		$ 1,417,388	$ 326,635	$ 383,953	$ 610,056
Short-term investments, deposits and loans		7,144	89,545
Trade receivables		44,137	284,532
Other receivables	[1]	6,378	27,085
Long-term deposits and loans		76,459	16,690
Loans from banks and others		123,908	251,803
Trade payables		58,895	285,612
Other payables		21,901	20,892
Long-term loans from banks and others and debentures		588,543	2,829,596
Net exposure		1,297,995
Currency risk [Member] | Unlinked [Member]
Non-derivative instruments
Cash and cash equivalents		158,679	11,810
Short-term investments, deposits and loans		60,855	29,137
Trade receivables		42,004	34,779
Other receivables		2,686	665
Long-term deposits and loans		25,600	20,349
Total financial assets		289,824	96,740
Loans from banks and others
Trade payables		31,286	26,913
Other payables		3,178	1,093
Long-term loans from banks and others and debentures		109,629	444
Total financial liabilities		144,093	28,450
Total non-derivative financial instruments, net		145,731	68,290
Derivative instruments
Net exposure		145,731	68,290
Currency risk [Member] | CPI linked [Member]
Non-derivative instruments
Cash and cash equivalents
Short-term investments, deposits and loans
Trade receivables
Other receivables
Long-term deposits and loans
Total financial assets
Loans from banks and others
Trade payables
Other payables			1,205
Long-term loans from banks and others and debentures		478,891	416,266
Total financial liabilities		478,891	417,471
Total non-derivative financial instruments, net		478,891	(417,471)
Derivative instruments
Net exposure		478,891	(417,471)
Currency risk [Member] | Other [Member]
Non-derivative instruments
Cash and cash equivalents		18,593	24,240
Short-term investments, deposits and loans			26,198
Trade receivables			172,664
Other receivables		3,603	6,964
Long-term deposits and loans			16,412
Total financial assets		22,196	246,478
Loans from banks and others		30,308	34,998
Trade payables		86	128,512
Other payables		1,316	17,266
Long-term loans from banks and others and debentures			465,262
Total financial liabilities		31,710	646,038
Total non-derivative financial instruments, net		(9,514)	(399,560)
Derivative instruments		(439)	(2,421)
Net exposure		$ (9,953)	$ (401,981)

[1]	As at December 31, 2016, this includes discontinued operations' receivables of $16 million from insurance claims, transmission line sale, transaction costs and selective consumption tax on heavy fuel oil.